Share-Based Compensation - Summary of Outstanding Number of Options Per Plan, Vest Over Three Years and Settle in Shares (Detail)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Disclosure of number of outstanding share options [Line Items]
Outstanding number of options	17,170,654	19,470,014	19,153,275	20,909,835
LTIP [member]
Disclosure of number of outstanding share options [Line Items]
Outstanding number of options	1,462,367	3,006,815
POPs [member]
Disclosure of number of outstanding share options [Line Items]
Outstanding number of options			3,329,000	2,705,072	1,684,200	1,201,100	841,200	837,300	1,182,450	921,150